CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Jun. 30, 2026 shares
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0127
Probability of conversion
CONVERTIBLE NOTES
Measurement input	0.10
Minimum | Bond yields
CONVERTIBLE NOTES
Measurement input	0.2116
Maximum | Bond yields
CONVERTIBLE NOTES
Measurement input	0.2282